STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103-7098
(215) 564-8000

January 14, 2010

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:         The DFA Investment Trust Company
File No. 811-7436

Ladies and Gentlemen:

Pursuant to Rule 8b-15 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 40 (the “Amendment”) to the Registration Statement of The DFA Investment Trust Company (the “Trust”) on Form N-1A.

The Amendment is being filed to add The DFA Short Term Investment Fund as a new series to the Trust.

Please direct questions or comments relating to the Amendment to me at (215) 564-8027 or, in my absence, to Jana L. Cresswell at (215) 564-8048.

Very truly yours,

/s/ Mark A. Sheehan
Mark A. Sheehan